EQUITY INCENTIVE PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity Incentive Plan
EQUITY INCENTIVE PLAN

NOTE 11 - EQUITY INCENTIVE PLAN

On August 26, 2021, the Company adopted a equity incentive plan providing for the issuance of shares of common stock, options or SARs with a rolling maximum number equal to 10% of the issued and outstanding Common Shares set at the beginning of each fiscal year. The Company may grant incentives to its directors, officers, employees and service providers. The options are exercisable for a maximum of up to ten years from the date of grant and may be subject to vesting provisions as set by the Plan Administrator.

During the quarter ended March 31, 2022, a total of 2,500 shares of common stock and 18,641 options at a weighted-average exercise price of $20.70 per share were granted to employees exercisable for a period of five years with immediate vesting. The weighted-average fair value attributable to options granted in 2022 was $8.32.

The fair value of the stock options recognized in the period has been estimated using the Black-Scholes option pricing model.

Curative Biotechnology, Inc

Notes to Condensed Financial Statements

(Unaudited)

Assumptions used in the pricing model are as provided below.

Risk-free interest rate	1.55%
Exercise price	$20.70
Expected life	5 years
Expected volatility	44.12%
Expected dividends	-

The Company recognized equity incentive expense of approximately $207,000 for the nine months ended September 30, 2022.

As of September 30, 2022, there were 18,641 fully vested options outstanding with a weighted average exercise price of $20.70 per share. There were no non-vested options outstanding.

A summary of the Company’s stock option plan and changes during the nine months ended September 30, 2022 is as follows:

	Number of options	Weighted average exercise price
Balance - beginning of the year	-	$-
Granted	18,641	20.70
Exercised	-	-
Cancelled	-	-
Balance - end of period	18,641	$20.70

The aggregate intrinsic value of vested share options (the market value less the exercise price) at September 30, 2022 was zero.